15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 15. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions affecting cash flows from operating, financing and investing activities for the year ended December 31, 2014 consisted of the issuance of 250,000 common shares (December 31, 2013 – Nil; December 31, 2012 - 540,000) in payment of mineral property acquisitions valued at $73,618 (December 31, 2013 - $Nil; December 31, 2012 - $378,776) which have been capitalized as mineral property interests.

There were no other significant non-cash transactions during the years ended December 31, 2013 and 2014 affecting cash flows from financing and investing activities, except for the funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $1,012,156 during the year ended December 31, 2012.